LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating Leases
six months ended June 30, 2021
Cash payments for operating leases	$146

Schedule of Future Lease Payments
Operating
Leases
2021	$179
2022	$286
2023 and after	$783
Total future lease payments	$1,248
Less imputed interest	(112)
Total lease liability balance	$1,136